Defiance Daily Target 2X Short SPCX ETF
Schedule of Investments
June 30, 2026 (Unaudited)
SHORT-TERM INVESTMENTS - 12.2%
Money Market Funds - 8.8%	Shares	Value
First American Government Obligations Fund - Class X, 3.57%(a)	1,095,976	$1,095,976

U.S. Treasury Bills - 3.4%	Principal Amount	Value
U.S. Treasury Bill, 7/23/2026, 3.50%(b)(c)	$420,000	419,076

TOTAL SHORT-TERM INVESTMENTS (Cost $1,515,066)		1,515,052

TOTAL INVESTMENTS - 12.2% (Cost $1,515,066)		$1,515,052
Other Assets in Excess of Liabilities - 87.8%		10,913,108
TOTAL NET ASSETS - 100.0%		$12,428,160

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of June 30, 2026.
(b)	The rate shown is the annualized effective yield as of June 30, 2026.
(c)	All or a portion of this security has been pledged as collateral for total return swap contracts. As of June 30, 2026, the total value of securities pledged as collateral is $418,842.

Defiance Daily Target 2X Short SPCX ETF
Schedule of Total Return Swaps Contracts
June 30, 2026 (Unaudited)

TOTAL RETURN SWAPS - (1.6)%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Space Exploration Technologies Corp.	Marex Capital Markets, Inc.	Pay	OBFR + (5.00%)	Termination(a)	06/16/2033	$(4,015,210)	$7,435
Space Exploration Technologies Corp.	Nomura Securities International, Inc.	Pay	OBFR + (15.00%)	Termination(b)	03/31/2033	(5,142,886)	23,361
Space Exploration Technologies Corp.	Clear Street LLC	Pay	OBFR + (1.00%)	Termination(c)	07/25/2028	(4,364,448)	(9,289)
Space Exploration Technologies Corp.	Cantor Fitzgerald & Co.	Pay	OBFR + (30.00%)	Termination(d)	11/30/2029	(3,977,279)	(66,157)
Space Exploration Technologies Corp.	BMO Capital Markets Corp.	Pay	OBFR + (15.00%)	Termination(d)	05/31/2028	(3,417,200)	(140,030)
Space Exploration Technologies Corp.	Jane Street Execution Services, LLC	Pay	OBFR + (25.00%)	Termination(c)	06/16/2033	(3,929,780)	(8,014)
							(192,694)

Net Unrealized Appreciation (Depreciation)							$(192,694)

OBFR - Overnight Bank Funding Rate was 3.63% as of June 30, 2026.

(a)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.
(b)	Financing reset of the swap is effective on termination. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.
(c)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination. Both may periodically reset throughout the term on an ad-hoc basis.
(d)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.